Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income ($)

2024	$249,900	$249,900	$197,100	$197,100	$92	$902,000
2023	$250,400	$250,400	$184,400	$184,400	$126	$1,845,000
2022	$235,100	$232,100	$180,600	$178,300	$124	$3,208,000

PEO Total Compensation Amount	$ 249,900	$ 250,400	$ 235,100
PEO Actually Paid Compensation Amount	249,900	250,400	232,100
Non-PEO NEO Average Total Compensation Amount	197,100	184,400	180,600
Non-PEO NEO Average Compensation Actually Paid Amount	$ 197,100	184,400	178,300
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return (TSR)

The following graph depicts the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and Cumulative Total Shareholder Return (TSR) for the three-year period covering 2022, 2023 and 2024.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

In executive compensation, our primary goals are long term retention, achievement relative to annual corporate metrics established by our Compensation Committee, and alignment with shareholder interests in terms of stock price. To achieve these goals, we employ a combination of base salary, incentive compensation and equity awards. Net Income is not currently a performance measure for our executive compensation.

Total Shareholder Return Amount	$ 92	126	124
Net Income (Loss) Attributable to Parent	$ 902,000	$ 1,845,000	$ 3,208,000